REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2022				2021
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,741	622	—	2,363	1,642	754	—	2,396
Fee-for-service(1)	458	137	—	595	348	138	—	486
Product sales(2)	—	—	8,471	8,471	—	—	5,577	5,577
Revenue from contracts with customers	2,199	759	8,471	11,429	1,990	892	5,577	8,459
Operational finance lease income	26	3	—	29	17	2	—	19
Fixed operating lease income	117	36	—	153	116	33	—	149
Total external revenue	2,342	798	8,471	11,611	2,123	927	5,577	8,627
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2022			2021
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	288	291	3	289	292
Additions (net in the period)	2	57	59	—	64	64
Disposition (Note 9)	(2)	(90)	(92)	—	—	—
Revenue recognized from contract liabilities(1)	—	(64)	(64)	—	(65)	(65)
Closing balance	3	191	194	3	288	291
Less current portion(2)	(3)	(53)	(56)	(3)	(68)	(71)
Ending balance	—	138	138	—	220	220
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2022, the balance includes $3 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.